TRADE PAYABLES - AGING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
Disclosure of aging analysis of trade payables [line items]
Trade payables	¥ 1,325,077	$ 203,661		¥ 1,143,523
Less than 1 year [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	1,075,298			860,315
Over 1 year but within 2 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	180,294			258,227
Over 2 years but within 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	49,359			7,477
Over 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	¥ 20,126			¥ 17,504

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.